Parent Company Only Financial Information – Atotech Limited.- Summary of Separate Statements of Cash Flows (Detail) - USD ($) $ in Millions			12 Months Ended
		Feb. 12, 2021	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Operating activities
Net loss	[1]		$ 7.5		$ (289.4)		$ 7.6
Adjustments to reconcile net loss to cash used in operating activities:
Interest paid	[1]		(68.2)		(126.9)		(133.0)
Taxes paid	[1]		(118.0)		(70.6)		(84.8)
Cash flow used in operating activities	[1]		213.7		160.6		134.8
Investing activities
Investment in subsidiaries	[1]				2.7		4.5
Cash flow used in investing activities	[1]		(51.0)		(55.0)		(70.3)
Financing activities
Issuance of non-current debt		$ 100.0	130.0	[1]	175.1	[1]
Cash flow provided by financing activities	[1]		(98.4)		(122.0)		(144.6)
Cash and cash equivalents at the beginning of the period	[1]		320.1		302.7		386.2
Cash and cash equivalents at the end of the period	[1]		371.6		320.1		302.7
Separate [member]
Operating activities
Net loss			(19.0)		(7.4)
Adjustments to reconcile net loss to cash used in operating activities:
Non-cash financial costs			0.2		0.0
Personnel costs - Share-based payment			9.5		0.0
Interest paid			(0.2)		0.0
Taxes paid			(0.1)		0.0
(Increase)/decrease in trade receivables and other assets			(2.1)		(3.5)
Increase/(decrease) in trade payables and other liabilities			(1.5)		10.0
Cash flow used in operating activities			(13.2)		(0.9)
Investing activities
Investment in subsidiaries			(472.2)		0.0
Cash flow used in investing activities			(472.2)		0.0
Financing activities
Issuance of shares			473.4		0.0
Issuance of non-current debt			12.0		0.0
Increase (decrease) in current borrowings			0.1		0.9
Cash flow provided by financing activities			485.5		0.9
Net (decrease)/increase in cash and cash equivalents			0.1		0.0
Cash and cash equivalents at the beginning of the period			0.0		0.0
Cash and cash equivalents at the end of the period			$ 0.1		$ 0.0		$ 0.0

[1]	The notes are an integral part of these consolidated financial statements.